Exhibit 99.1
FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: November 10, 2021

DATES
Collection Period	30
Collection Period Beginning Date	10/1/2021
Collection Period Ending Date	10/31/2021
Payment Date	11/15/2021
LIBOR Determination Date	N/A
LIBOR Rate	N/A

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	33.5%	$164,772,246.13	$20,862,583.64	$143,909,662.49
Class A-4 Notes	100.0%	$139,700,000.00	$0.00	$139,700,000.00
Total Securities	20.7%	$304,472,246.13	$20,862,583.64	$283,609,662.49

Overcollateralization		$72,393,322.31	$0.00	$72,393,322.31
Reserve Account Balance		$3,583,827.84	$0.00	$3,583,827.84
Net Pool Balance	24.8%	$376,865,568.44	$20,862,583.64	$356,002,984.80

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	2.576%	$0.00	$0.00
Class A-2-A Notes	2.660%	$0.00	$0.00
Class A-2-B Notes	N/A	$0.00	$0.00
Class A-3 Notes	2.640%	$164,772,246.13	$362,498.94
Class A-4 Notes	2.690%	$139,700,000.00	$313,160.83
		$304,472,246.13	$675,659.77

II. AVAILABLE FUNDS
Interest Collections	$1,813,846.36
Repurchased Interest Collections	$0.00
Principal Collections	$20,557,293.55
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$249,934.39
Liquidation Expenses*	$11,690.72
Investment Earnings (Collections Acct. remitted to servicer)	$497.77
Investment Earnings (Reserve Acct. remitted to servicer)	$78.00
Total Collections	$22,609,959.35

Reserve Account Draw Amount	$0.00

Total Available Funds	$22,609,959.35

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: November 10, 2021

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$314,630.41	$314,630.41	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$362,498.94	$362,498.94	$0.00
Class A-4 Notes	$313,160.83	$313,160.83	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$20,862,583.64	$20,862,583.64	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$757,085.53	$757,085.53	$0.00
	$22,609,959.35	$22,609,959.35	$0.00

Principal Payment:
First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$20,862,583.64
Total		$20,862,583.64

IV. POOL INFORMATION
Pool Balance		$356,002,984.80
Number of Receivables Outstanding		34,547
Weighted Average Contract Rate		6.055%
Weighted Average Remaining Term (mos)		32.72

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$3,583,827.84
Initial Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Beginning Period Overcollateralization Amount		$72,393,322.31
Ending Period Overcollateralization Amount		$72,393,322.31
Overcollateralization Shortfall		$0.00

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$3,583,827.84
Beginning Reserve Account Balance		$3,583,827.84
Reserve Account Deposits Made		$0.00
Reserve Account Draws		$0.00
Ending Reserve Account Balance		$3,583,827.84

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: November 10, 2021

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$124,298.44	8
Realized Losses for Collection Period	$172,330.46	17
CHG Off Recoveries for Collection Period	$116,974.76	65
Net Loss for Collection Period	$55,355.70
Net Loss as % of Ending Pool Balance	0.016%
Net Loss % for 1 Period Prior	0.036%
Net Loss % for 2 Periods Prior	0.005%
Net Gain % for 3 Periods Prior	(0.028)%
Four-Month Average Net Loss %	0.007%

Cumulative Losses (net of recoveries) for All Collection Periods	$6,789,887.07
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.474%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	307	$4,240,889.35
As % of Ending Pool Balance		1.191%

Receivables 60 - 89 Days Delinquent	67	$1,039,681.24
As % of Ending Pool Balance		0.292%

Receivables 90 - 119 Days Delinquent	30	$392,349.83
As % of Ending Pool Balance		0.110%

Receivables 120 - 150 Days Delinquent	9	$79,351.73
As % of Ending Pool Balance		0.022%

Receivables 150+ Days Delinquent	8	$70,954.60
As % of Ending Pool Balance		0.020%

Total Delinquencies	421	$5,823,226.75
As % of Ending Pool Balance		1.636%

Total Repossessions	16	$218,046.75
Total Repossessions Life-to-Date	745	$11,660,409.07

Total 30+ Day Delinquencies	421	$5,823,226.75
As % of Ending Pool Balance		1.636%
Total 30+ Day Delinquencies % 1 Period Prior		1.388%
Total 30+ Day Delinquencies % 2 Periods Prior		1.286%
Total 30+ Day Delinquencies % 3 Periods Prior		1.284%
Four-Month Average Total 30+ Day Delinquency %		1.399%

60-Day Delinquency Percentage		0.444%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO